Related-Party Balances and Transactions (Details 2) (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balances and transactions with related parties
Revenue		R$ 2,571	R$ 3,168	R$ 1,480
Expense		223,344	203,968	149,863
Immediate parent - UOL- shared service costs
Balances and transactions with related parties
Revenue	[1]	0
Expense	[1]	117,277	105,433	58,375
Immediate parent - UOL - sales of services
Balances and transactions with related parties
Revenue	[2]	2,520	2,233	689
Expense	[2]	51,033	52,115	46,976
Affiliated companies - UOL Diveo - shared service costs
Balances and transactions with related parties
Revenue		0
Expense		480	534	24
Affiliated companies - UOL Diveo - sales of services
Balances and transactions with related parties
Revenue	[3]	0
Expense	[3]	36,790	26,943	28,953
Affiliated companies - Transfolha Transportadora e Distribuicao Ltda.
Balances and transactions with related parties
Revenue		0	374	39
Expense		17,209	18,889	15,405
Affiliated companies - Others
Balances and transactions with related parties
Revenue		51	561	752
Expense		R$ 555	R$ 54	R$ 130

[1]	Shared services costs mainly related to (i) payroll costs, (ii) IT structure (software) and (iii) property rental which are incurred by the parent company UOL and are charged to PagSeguro Brazil pursuant to cost sharing contractual agreements. Such costs are included in administrative expenses. The balance include payroll taxes related to LTIP payments made in the year ended December 31, 2019 which amounted to R$56,353 (R$61,713 in year ended December 31, 2018), and which are paid by the parent company UOL and reimbursed by the PagSeguro Group.
[2]	Sale of services related to advertising incurred by the parent company UOL and are charged to PagSeguro Brazil.
[3]	Sales of services from the affiliated company UOL Diveo related to technical support in hosting and colocation services and are charged to PagSeguro Brazil.